ACQUISITIONS OF CONSOLIDATED ENTITIES - Schedule of Balance Sheet Impact on Significant Business Combinations (Details) - USD ($) $ in Millions								12 Months Ended
	Dec. 30, 2019	Dec. 12, 2019	Nov. 29, 2019	Sep. 26, 2019	Jun. 06, 2019	Apr. 30, 2019	Mar. 22, 2019	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2020	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Revenue of acquired entities since acquisition date								$ 621	$ 7,600
Equity accounted investments									895
Investment properties								0	3,669
Goodwill								14,714	14,550		$ 8,815
Less:
Revenue of combined entity as if combination occurred at beginning of period								1,600	14,700
Profit (loss) of combined entity as if combination occurred at beginning of period								25	189
Profit (loss) of acquired entities since acquisition date								10	635
Equity accounted investments									895
Investment properties								0	3,669
Accounts payable and other
Less:
Gross amounts of financial instruments before netting								4,379	2,853
Gross amounts of financial instruments set-off in Consolidated Balance Sheets								(351)	(366)
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position								4,028	2,487
Accounts receivable and other
Less:
Gross amounts of financial instruments before netting								2,195	2,380
Gross amounts of financial instruments set-off in Consolidated Balance Sheets								(429)	(423)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position								1,766	1,957
Renewable Power
Disclosure of detailed information about business combination [line items]
Goodwill								970	977
Renewable Power | Saeta Yield [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired				100.00%
Cash and cash equivalents recognised as of acquisition date								3
Cash and cash equivalents								3
Accounts receivable and other								31
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								7
Equity accounted investments								0
Investment properties								0
Property, plant and equipment								759
Intangible assets								0
Goodwill								0
Deferred income tax assets								0
Total assets								800
Less:
Accounts payable and other								(65)
Non-recourse borrowings								0
Deferred income tax liabilities								0
Non-controlling interests								0
Total liabilities								(65)
Net assets acquired								735
Consideration				$ 735				735
Revenue of combined entity as if combination occurred at beginning of period				67
Profit (loss) of combined entity as if combination occurred at beginning of period				22
Inventory								7
Equity accounted investments								0
Investment properties								0
Property, plant and equipment								759
Identifiable intangible assets recognised as of acquisition date								0
Deferred income tax assets								0
Identifiable Assets Acquired Recognised As Of Acquisition Date								800
Trade and other payables recognised as of acquisition date								65
Borrowings recognised as of acquisition date								0
Deferred tax liabilities recognised as of acquisition date								0
Non-controlling interest in acquiree recognised at acquisition date								0
Liabilities Recognized as of Acquisition Date								65
Identifiable assets acquired (liabilities assumed)								735
Consideration transferred, acquisition-date fair value				$ 735				735
Private Equity
Disclosure of detailed information about business combination [line items]
Goodwill								5,244	5,218
Private Equity | Westinghouse [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired						100.00%
Cash and cash equivalents recognised as of acquisition date								11
Cash and cash equivalents								11
Accounts receivable and other								1,503
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								1,775
Equity accounted investments								838
Investment properties								0
Property, plant and equipment								3,582
Intangible assets								6,420
Goodwill								1,894
Deferred income tax assets								181
Total assets								16,204
Less:
Accounts payable and other								(1,998)
Non-recourse borrowings								0
Deferred income tax liabilities								(967)
Non-controlling interests								(469)
Total liabilities								(3,434)
Net assets acquired								12,770
Consideration						$ 12,800		12,770
Revenue of combined entity as if combination occurred at beginning of period						8,300
Profit (loss) of combined entity as if combination occurred at beginning of period						74
Consideration transferred, acquisition-date asset level debt						9,900
Inventory								1,775
Equity accounted investments								838
Investment properties								0
Property, plant and equipment								3,582
Identifiable intangible assets recognised as of acquisition date								6,420
Deferred income tax assets								181
Identifiable Assets Acquired Recognised As Of Acquisition Date								16,204
Trade and other payables recognised as of acquisition date								1,998
Borrowings recognised as of acquisition date								0
Deferred tax liabilities recognised as of acquisition date								967
Non-controlling interest in acquiree recognised at acquisition date								469
Liabilities Recognized as of Acquisition Date								3,434
Identifiable assets acquired (liabilities assumed)								12,770
Consideration transferred, acquisition-date fair value						$ 12,800		12,770
Private Equity | Healthscope [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired					100.00%
Cash and cash equivalents recognised as of acquisition date								25
Cash and cash equivalents								25
Accounts receivable and other								196
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								41
Equity accounted investments								9
Investment properties								0
Property, plant and equipment								2,590
Intangible assets								280
Goodwill								1,548
Deferred income tax assets								136
Total assets								4,825
Less:
Accounts payable and other								(691)
Non-recourse borrowings								0
Deferred income tax liabilities								(79)
Non-controlling interests								0
Total liabilities								(770)
Net assets acquired								4,055
Consideration					$ 4,100			4,055
Revenue of combined entity as if combination occurred at beginning of period					1,600
Profit (loss) of combined entity as if combination occurred at beginning of period					81
Consideration transferred, acquisition-date asset level debt					2,900
Inventory								41
Equity accounted investments								9
Investment properties								0
Property, plant and equipment								2,590
Identifiable intangible assets recognised as of acquisition date								280
Deferred income tax assets								136
Identifiable Assets Acquired Recognised As Of Acquisition Date								4,825
Trade and other payables recognised as of acquisition date								691
Borrowings recognised as of acquisition date								0
Deferred tax liabilities recognised as of acquisition date								79
Non-controlling interest in acquiree recognised at acquisition date								0
Liabilities Recognized as of Acquisition Date								770
Identifiable assets acquired (liabilities assumed)								4,055
Consideration transferred, acquisition-date fair value					$ 4,100			4,055
Private Equity | Genworth [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired		57.00%
Cash and cash equivalents recognised as of acquisition date								253
Cash and cash equivalents								253
Accounts receivable and other								4,796
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								0
Equity accounted investments								0
Investment properties								0
Property, plant and equipment								10
Intangible assets								243
Goodwill								0
Deferred income tax assets								0
Total assets								5,302
Less:
Accounts payable and other								(1,954)
Non-recourse borrowings								(342)
Deferred income tax liabilities								(49)
Non-controlling interests								(1,279)
Total liabilities								(3,624)
Net assets acquired								1,678
Consideration		$ 1,700						1,674
Revenue of combined entity as if combination occurred at beginning of period		677
Profit (loss) of combined entity as if combination occurred at beginning of period		321
Inventory								0
Equity accounted investments								0
Investment properties								0
Property, plant and equipment								10
Identifiable intangible assets recognised as of acquisition date								243
Deferred income tax assets								0
Identifiable Assets Acquired Recognised As Of Acquisition Date								5,302
Trade and other payables recognised as of acquisition date								1,954
Borrowings recognised as of acquisition date								342
Deferred tax liabilities recognised as of acquisition date								49
Non-controlling interest in acquiree recognised at acquisition date								1,279
Liabilities Recognized as of Acquisition Date								3,624
Identifiable assets acquired (liabilities assumed)								1,678
Consideration transferred, acquisition-date fair value		$ 1,700						$ 1,674
Private Equity | IndoStar
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired								57.00%
Cash and cash equivalents recognised as of acquisition date								$ 78
Cash and cash equivalents								78
Accounts receivable and other								1,391
Property, plant and equipment								9
Intangible assets								20
Goodwill								21
Deferred income tax assets								28
Total assets								1,547
Less:
Accounts payable and other								(30)
Non-recourse borrowings								(1,003)
Deferred income tax liabilities								0
Non-controlling interests								(219)
Total liabilities								(1,252)
Net assets acquired								295
Consideration								295
Revenue of combined entity as if combination occurred at beginning of period								175
Profit (loss) of combined entity as if combination occurred at beginning of period								37
Property, plant and equipment								9
Identifiable intangible assets recognised as of acquisition date								20
Deferred income tax assets								28
Identifiable Assets Acquired Recognised As Of Acquisition Date								1,547
Trade and other payables recognised as of acquisition date								30
Borrowings recognised as of acquisition date								1,003
Deferred tax liabilities recognised as of acquisition date								0
Non-controlling interest in acquiree recognised at acquisition date								219
Liabilities Recognized as of Acquisition Date								1,252
Identifiable assets acquired (liabilities assumed)								295
Consideration transferred, acquisition-date fair value								295
Infrastructure
Disclosure of detailed information about business combination [line items]
Goodwill								6,634	6,553
Infrastructure | East-West Pipeline Limited (EWPL) [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired							100.00%
Cash and cash equivalents recognised as of acquisition date								0
Cash and cash equivalents								0
Accounts receivable and other								66
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								28
Equity accounted investments								0
Investment properties								0
Property, plant and equipment								2,134
Intangible assets								295
Goodwill								0
Deferred income tax assets								0
Total assets								2,523
Less:
Accounts payable and other								(66)
Non-recourse borrowings								0
Deferred income tax liabilities								0
Non-controlling interests								(578)
Total liabilities								(644)
Net assets acquired								1,879
Consideration							$ 1,900	1,879
Revenue of combined entity as if combination occurred at beginning of period							359
Profit (loss) of combined entity as if combination occurred at beginning of period							65
Inventory								28
Equity accounted investments								0
Investment properties								0
Property, plant and equipment								2,134
Identifiable intangible assets recognised as of acquisition date								295
Deferred income tax assets								0
Identifiable Assets Acquired Recognised As Of Acquisition Date								2,523
Trade and other payables recognised as of acquisition date								66
Borrowings recognised as of acquisition date								0
Deferred tax liabilities recognised as of acquisition date								0
Non-controlling interest in acquiree recognised at acquisition date								578
Liabilities Recognized as of Acquisition Date								644
Identifiable assets acquired (liabilities assumed)								1,879
Consideration transferred, acquisition-date fair value							$ 1,900	1,879
Infrastructure | Genesee and Wyoming [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired	100.00%
Cash and cash equivalents recognised as of acquisition date								67
Cash and cash equivalents								67
Accounts receivable and other								461
Assets Classified as Held for Sale of Acquisition Date								1,584
Inventory								43
Equity accounted investments								48
Investment properties								0
Property, plant and equipment								5,283
Intangible assets								1,992
Goodwill	$ 2,000							2,042
Deferred income tax assets								5
Total assets								11,525
Less:
Accounts payable and other								(2,071)
Non-recourse borrowings								(1,567)
Deferred income tax liabilities								(1,111)
Non-controlling interests								(250)
Total liabilities								(4,999)
Net assets acquired								6,526
Consideration	6,500							6,526
Revenue of combined entity as if combination occurred at beginning of period	2,300
Profit (loss) of combined entity as if combination occurred at beginning of period	235
Inventory								43
Equity accounted investments								48
Investment properties								0
Property, plant and equipment								5,283
Identifiable intangible assets recognised as of acquisition date								1,992
Deferred income tax assets								5
Identifiable Assets Acquired Recognised As Of Acquisition Date								11,525
Trade and other payables recognised as of acquisition date								2,071
Borrowings recognised as of acquisition date								1,567
Deferred tax liabilities recognised as of acquisition date								1,111
Non-controlling interest in acquiree recognised at acquisition date								250
Liabilities Recognized as of Acquisition Date								4,999
Identifiable assets acquired (liabilities assumed)								6,526
Consideration transferred, acquisition-date fair value	$ 6,500							$ 6,526
Infrastructure | North River [Member]
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired								100.00%
Cash and cash equivalents recognised as of acquisition date								$ 2
Cash and cash equivalents								2
Accounts receivable and other								0
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								3
Equity accounted investments								0
Investment properties								0
Property, plant and equipment								1,198
Intangible assets								74
Goodwill								218
Deferred income tax assets								41
Total assets								1,536
Less:
Accounts payable and other								(218)
Non-recourse borrowings								0
Deferred income tax liabilities								0
Non-controlling interests								0
Total liabilities								(218)
Net assets acquired								1,318
Consideration								1,318
Revenue of combined entity as if combination occurred at beginning of period								271
Profit (loss) of combined entity as if combination occurred at beginning of period								121
Inventory								3
Equity accounted investments								0
Investment properties								0
Property, plant and equipment								1,198
Identifiable intangible assets recognised as of acquisition date								74
Deferred income tax assets								41
Identifiable Assets Acquired Recognised As Of Acquisition Date								1,536
Trade and other payables recognised as of acquisition date								218
Borrowings recognised as of acquisition date								0
Deferred tax liabilities recognised as of acquisition date								0
Non-controlling interest in acquiree recognised at acquisition date								0
Liabilities Recognized as of Acquisition Date								218
Identifiable assets acquired (liabilities assumed)								1,318
Consideration transferred, acquisition-date fair value								1,318
Infrastructure | Summit Digitel
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired										100.00%
Cash and cash equivalents recognised as of acquisition date								0
Cash and cash equivalents								0
Accounts receivable and other								408
Property, plant and equipment								7,334
Intangible assets								532
Goodwill								27
Deferred income tax assets								0
Total assets								8,301
Less:
Accounts payable and other								(2,518)
Non-recourse borrowings								(2,356)
Deferred income tax liabilities								(22)
Non-controlling interests								0
Total liabilities								(4,896)
Net assets acquired								3,405
Consideration								3,405		$ 3,400
Revenue of combined entity as if combination occurred at beginning of period								1,100
Profit (loss) of combined entity as if combination occurred at beginning of period								9
Property, plant and equipment								7,334
Identifiable intangible assets recognised as of acquisition date								532
Deferred income tax assets								0
Identifiable Assets Acquired Recognised As Of Acquisition Date								8,301
Trade and other payables recognised as of acquisition date								2,518
Borrowings recognised as of acquisition date								2,356
Deferred tax liabilities recognised as of acquisition date								22
Non-controlling interest in acquiree recognised at acquisition date								0
Liabilities Recognized as of Acquisition Date								4,896
Identifiable assets acquired (liabilities assumed)								3,405
Consideration transferred, acquisition-date fair value								3,405		$ 3,400
Real Estate
Disclosure of detailed information about business combination [line items]
Goodwill								1,404	$ 1,357
Real Estate | GGP Inc. (“GGP”)
Disclosure of detailed information about business combination [line items]
Percentage of interests acquired			84.00%
Cash and cash equivalents recognised as of acquisition date								27
Cash and cash equivalents								27
Accounts receivable and other								92
Assets Classified as Held for Sale of Acquisition Date								0
Inventory								43
Equity accounted investments								0
Investment properties								3,458
Property, plant and equipment								95
Intangible assets								2
Goodwill								0
Deferred income tax assets								0
Total assets								3,717
Less:
Accounts payable and other								(2,368)
Non-recourse borrowings								(537)
Deferred income tax liabilities								0
Non-controlling interests								(88)
Total liabilities								(2,993)
Net assets acquired								724
Consideration			$ 724					724
Revenue of combined entity as if combination occurred at beginning of period			174
Profit (loss) of combined entity as if combination occurred at beginning of period			4
Inventory								43
Equity accounted investments								0
Investment properties								3,458
Property, plant and equipment								95
Identifiable intangible assets recognised as of acquisition date								2
Deferred income tax assets								0
Identifiable Assets Acquired Recognised As Of Acquisition Date								3,717
Trade and other payables recognised as of acquisition date								2,368
Borrowings recognised as of acquisition date								537
Deferred tax liabilities recognised as of acquisition date								0
Non-controlling interest in acquiree recognised at acquisition date								88
Liabilities Recognized as of Acquisition Date								2,993
Identifiable assets acquired (liabilities assumed)								724
Consideration transferred, acquisition-date fair value			$ 724					$ 724